Document And Entity Information	12 Months Ended
Aug. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Bright Scholar Education Holdings Limited
Document Type	20-F/A
Current Fiscal Year End Date	--08-31
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the annual report on Form 20-F for the fiscal year ended August 31, 2023 (the “Amendment No. 1”) of Bright Scholar Education Holdings Limited (the “Company”), as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on January 2, 2024 (the “Original Filing”), is being filed solely for purposes of correcting a clerical error in Item 15 of the Original Filing regarding management’s conclusions regarding the effectiveness of internal control over financial reporting. Our management concluded that our internal control over financial reporting was effective as of August 31, 2023, which was inadvertently and incorrectly stated as not effective in the Original Filing.As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, we are also filing as exhibits to this Amendment No. 1 the certifications required under Section 302 of the Sarbanes-Oxley Act of 2002.Except as described above, no other changes have been made to the Original Filing. This Amendment No. 1 speaks as of the filing date of the Original Filing, or January 2, 2024. Other than as expressly set forth above, this Amendment No. 1 does not, and does not purport to, amend, update or restate the information in any other item of the Original Filing, or reflect any event that has occurred after the filing of the Original Filing. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing and the Company’s filings with the SEC subsequent to the filing of the Original Filing.
Entity Central Index Key	0001696355
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Aug. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38077
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 1, Country Garden Road
Entity Address, Address Line Two	Beijiao Town
Entity Address, Address Line Three	Shunde District, Foshan
Entity Address, City or Town	Foshan
Entity Address, Postal Zip Code	528300
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Location	Shenzhen, China
Auditor Firm ID	1113
Business Contact
Document Information Line Items
Entity Address, Address Line One	Suites 6-7 The Turvill Building Old Swiss
Entity Address, Address Line Two	149 Cherry Hinton Road
Entity Address, City or Town	Cambridge
Entity Address, Postal Zip Code	CB1 7BX
Entity Address, Country	CN
Contact Personnel Name	Mr. Ruolei Niu
City Area Code	+44
Local Phone Number	12-2334-1303
Contact Personnel Email Address	robertniu@brightscholar.com
American depositary shares, each representing four Class A ordinary share, par value US$0.00001 per share
Document Information Line Items
Trading Symbol	BEDU
Title of 12(b) Security	American depositary shares, each representing four Class A ordinary share, par value US$0.00001 per share
Security Exchange Name	NYSE
Class A ordinary shares, par value US$0.00001 per share
Document Information Line Items
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share
Not for trading, but only in connection with the listing on the New York Stock Exchange of American depositary shares
Document Information Line Items
Title of 12(b) Security	Not for trading, but only in connection with the listing on the New York Stock Exchange of American depositary shares
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	31,314,817
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	87,590,000